Prepayments and deposits (Tables)	3 Months Ended
Sep. 30, 2024
Current prepayments and current accrued income other than current contract assets [abstract]
Prepayments and deposits

	30 Sep 2024	30 Jun 2024
	US$'000	US$'000
Current assets
Security deposits	1,160	2,101
Prepayments	24,426	9,787

	25,586	11,888

Non-current assets
Security deposits	22,924	17,459

Total prepayments and other assets	48,510	29,347